CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues
Total revenues	$ 202,047	$ 157,362
Operating expenses
Research and development expenses	(181,741)	(123,050)
Selling expenses	(22,221)	(18,007)
Administrative expenses	(57,521)	(36,790)
Total operating expenses	(398,801)	(301,096)
Loss from operations	(196,754)	(143,734)
Other (expense)/income, net	(3,882)	3,287
Loss before income taxes and equity in earnings of equity investees	(200,636)	(140,447)
Income tax benefit/(expense)	4,215	(1,859)
Equity in earnings of equity investees, net of tax	33,549	42,966
Net loss	(162,872)	(99,340)
Less: Net loss/(income) attributable to non-controlling interests	11	(3,057)
Net loss attributable to the Company	$ (162,861)	$ (102,397)
Losses per share attributable to the Company-basic (US$ per share)	$ (0.19)	$ (0.14)
Losses per share attributable to the Company-diluted (US$ per share)	$ (0.19)	$ (0.14)
Number of shares used in per share calculation-basic	849,283,553	729,239,181
Number of shares used in per share calculation-diluted	849,283,553	729,239,181
Goods | Third parties
Revenues
Total revenues	$ 136,932	$ 129,148
Operating expenses
Costs of goods and services	(115,567)	(107,511)
Goods | Related parties
Revenues
Total revenues	1,638	2,311
Operating expenses
Costs of goods and services	(1,198)	(1,673)
Commercialization services | Third parties
Revenues
Total revenues	21,594	15,030
Operating expenses
Costs of goods and services	(20,553)	(14,065)
Collaboration research and development services | Third parties
Revenues
Total revenues	12,335	4,795
Research and development services | Related parties
Revenues
Total revenues	263	261
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	14,331	$ 5,817
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues	$ 14,954